Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
Schedule of fair value of financial instruments measured on a recurring basis
	As of June 30, 2018
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$1,977,363	$—	$—	$1,977,363
Premium conversion derivatives	328,609	—	—	328,609
Total liabilities at fair value	$2,305,972	$—	$—	$2,305,972

	As of December 31, 2017
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$1,381,465	$—	$—	$1,381,465
Premium conversion derivatives	462,174	—	—	462,174
Total liabilities at fair value	$1,843,639	$—	$—	$1,843,639

	As of December 31, 2017
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$1,381,465	$—	$—	$1,381,465
Premium conversion derivative	462,174	—	—	462,174
Total liabilities at fair value	$1,843,639	$—	$—	$1,843,639

	As of December 31, 2016
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$345,960	$—	$—	$345,960
Premium conversion derivative	137,650	—	—	137,650
Total liabilities at fair value	$483,610	$—	$—	$483,610

Schedule of warrant liability and premium debt conversion derivatives measured at fair value on a recurring basis
	2018	2017
Warrant liability
Balance as of beginning of period	$1,381,465	$345,960
Value assigned to warrants in connection with convertible promissory and short-term notes	579,873	440,919
Change in fair value of warrant liability	16,025	(19,253)
Balance as of end of period	$1,977,363	$767,626

	2018	2017
Premium debt conversion derivatives
Balance as of beginning of period	$462,174	$137,650
Value assigned to the underlying derivatives in connection with convertible promissory and short-term notes	218,051	213,961
Change in fair value of premium debt conversion derivatives	(351,616)	74,806
Balance as of end of period	$328,609	$426,417

	2017	2016
Warrant liability
Balance as of beginning of period	$345,960	$—
Issuance of warrants in connection with convertible promissory notes	777,490	345,640
Change in fair value of warrant liability	258,015	320
Balance as of end of period	$1,381,465	$345,960

	2017	2016
Premium debt conversion derivative
Balance as of beginning of period	$137,650	$—
Value assigned to the underlying derivative in connection with convertible notes	342,486	137,564
Change in fair value of premium debt conversion derivative	(17,962)	86
Balance as of end of period	$462,174	$137,650

Schedule of computation of diluted net loss per share
	For the Three Months Ended			For the Six Months Ended
	June 30,			June 30,
	2018		2017	2018		2017

Warrants	189,750	(1)	902,834	189,750	(1)	902,834
Stock options	365,716		365,716	365,716		365,716

(1)	There are additional potential warrants to be included which will be known, if and when a qualified financing event greater than $3 million or a change of control transaction occurs in the future.

	2017		2016
Warrants	189,750	(1)	388,886
Stock options	365,716		—

(1)	There are additional potential warrants to be included which will be known, if and when a qualified financing event greater than $3 million occurs in the future.